Convertible Notes Payable (Tables)	12 Months Ended
Mar. 31, 2017
Convertible Notes [Abstract]
Schedule Of Debt Instruments Interest Expense
Interest expense associated with the convertible notes payable consisted of the following:

	For The Years Ended March 31,
	2017	2016
Interest expense	$-	$171,027
Amortization of loan fees and discount	-	188,627

	$-	$359,654